Average Annual Total Returns - ProShares Ultra FTSE Europe	None OneYear	None FiveYears	None TenYears	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions TenYears	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares TenYears	FTSE Developed Europe All Cap Index OneYear		FTSE Developed Europe All Cap Index FiveYears		FTSE Developed Europe All Cap Index TenYears
Total	(3.50%)	7.12%	4.88%	(3.50%)	6.86%	4.75%	(2.07%)	5.51%	3.85%	6.54%	[1],[2]	7.23%	[1],[2]	5.60%	[1],[2]

[1]	Index performance through April 22, 2013 reflects the performance of the MSCI Europe Index. Index performance beginning April 23, 2013 through August 31, 2016 reflects the performance of the FTSE Developed Europe Index. Index performance beginning September 1, 2016 reflects the performance of the FTSE Developed Europe All Cap Index.
[2]	Reflects no deduction for fees, expenses or taxes. Returns are netreturns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index.